EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - CAD ($)				1 Months Ended						12 Months Ended
	Jan. 11, 2022	Dec. 13, 2021	Jul. 12, 2021	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2021	Jul. 16, 2021	Jun. 30, 2021	Aug. 25, 2020	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Number of Options granted										1,995,700
Shares issued on exercise of warrants		7,000,000	1,000,000			1,909,092	2,000,000	1,527,273	1,200,000
Warrant exercise price		$ 0.05	$ 0.20			$ 0.05	$ 0.05	$ 0.05	$ 0.05
Weighted average remaining life of the outstanding options	10 years									9 years 5 months 12 days
Weighted average exercise price exercised										$ 0.20	$ 0
Proceeds from exercise of warrants		$ 350,000	$ 200,000			$ 95,455	$ 1,000,000	$ 76,364	$ 60,000	$ 296,418
Subsequent Event [Member]
Statement [Line Items]
Number of Options granted				3,204,300
Shares issued on exercise of warrants					2,750,000
Warrant exercise price					$ 0.20
Weighted average remaining life of the outstanding options				5 years
Weighted average exercise price exercised				$ 0.20
Proceeds from exercise of warrants					$ 550,000
Additional flow-through common share schedule description					Each Warrant entitles the holder to purchase one additional flow-through common share at a price of $0.20 for a period of five years from the closing of the private placement